COMMITMENTS	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS
10.	COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain office space and manufacturing space under arrangements currently classified as leases under ASC 842. See Note 2 for future minimum commitments under all non- cancelable operating leases.

Litigation

The Company may be, from time to time, party to various disputes and claims arising from normal business activities. The Company accrues for amounts related to legal matters if it is probable that a liability has been incurred and the amount is reasonably estimable. while the outcome of existing disputes and claims is uncertain, the Company does not expect that the resolution of existing disputes and claims would have a material adverse effect on its consolidated financial position or liquidity or the Company’s consolidated results of operations. Litigation expenses are expensed as incurred. During March 2021, the Company received from a third party a notice of dispute with respect to whether commissions are due and owing on product sales to certain of the Company’s customers which, if successful, could require payments ranging from $4,000 to $10,000, plus costs and expenses, together with additional commission payments on future sales, if any, to such customers. The Company does not believe these commissions are owed, and the parties have commenced arbitration proceedings to resolve this dispute. The Company has not accrued any amount as a component of accrued expense related to the dispute as of September 30, 2021.

11.	COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain office space and manufacturing space under arrangements currently classified as leases under ASC 840. The Company expects to adopt the new guidance under ASC 842 effective January 1, 2021 (see Note 2). The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Most leases include one or more options to renew, with renewal options ranging from 5 to 10 years. The exercise of lease renewal options is at the Company’s sole discretion.

Effective April l , 2012, the Company entered into a 10-year lease for its office and manufacturing facilities in Somerset, New Jersey terminating in 2022. The lease contains escalating rental payments, exclusive of required payments for increases in real estate taxes and operating costs over base period amounts. The agreement provides for a five year renewal option. The lease provides for monthly payments of rent during the lease term. These payments consist of base rent, and additional rent covering customary items such as charges for utilities, taxes, operating expenses, and other facility fees and charges. The base rent is currently approximately $315 per year, which reflects an annual 3% escalation factor. The Company exercised its renewal option in December 2020.

Effective August 1, 2014, the Company entered into a 4-year lease for additional office and manufacturing space in Somerset, New Jersey terminating in July 31, 2018. The lease contains escalating rental payments.

The Company has the option to extend the term for two periods of two years each. The Company has exercised both renewal options with last one exercised in 2020. The base rent is currently approximately $89 per year, which reflects an annual 3% escalation factor.

Effective June 16, 2016, the Company entered into a 10-year lease for a new facility. The lease contains escalating rental payments and terminates on September 30, 2026. The agreement also provides for a renewal option at a fixed rate. The base rent is currently approximately $801 per year, which reflects an annual 3% escalation factor.

Future minimum commitments under all non-cancelable operating leases are as follows:

Years Ending December 31,
2021	$1,252
2022	1,294
2023	1,298
2024	1,263
2025	1,302
Thereafter	1,193
Total	$7,602

Rent expense, including real estate taxes and related costs, for the years ended December 31, 2020, 2019, and 2018 aggregated approximately $1,744, $1,683, and $1,614 respectively.

Litigation

The Company may be, from time to time, party to various disputes and claims arising from normal business activities. The Company accrues for amounts related to legal matters if it is probable that a liability has been incurred and the amount is reasonably estimable. while the outcome of existing disputes and claims is uncertain, the Company does not expect that the resolution of existing disputes and claims would have a material adverse effect on its consolidated financial position or liquidity or the Company’s consolidated results of operations. Litigation expenses are expensed as incurred. In March 2021, the Company received a notice of dispute (see Note 12).

ROMAN DBDR TECH ACQUISITION CORP.
COMMITMENTS

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration and shareholder rights agreement entered into on November 5, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to our Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration and shareholder rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters will be entitled to a deferred fee of $0.35 per Unit, or $8,104,600 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration and shareholder rights agreement entered into on November 5, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to our Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration and shareholder rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters will be entitled to a deferred fee of $0.35 per Unit, or $8,104,600 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Merger Agreement

On April 19, 2021, Roman DBDR Tech Acquisition Corp, a Delaware corporation (the “Company”), entered into a merger agreement (the “Merger Agreement”) by and among the Company, Roman Parent Merger Sub, LLC, a Delaware limited liability company and a wholly-owned subsidiary of the Company (“Merger Sub”), CompoSecure Holdings, L.L.C., a Delaware limited liability company (“CompoSecure”), and LLR Equity Partners IV, L.P., a Delaware limited partnership (“Member Representative”).

The Merger Agreement provides, among other things, that on the terms and subject to the conditions set forth therein: (i) Merger Sub will merge with and into CompoSecure, with CompoSecure surviving as a wholly-owned subsidiary of the Company (the “Merger”); (ii) CompoSecure will amend and restate its limited liability company agreement (the “Second A&R LLCA”) to, among other things, permit the issuance and ownership of interests in CompoSecure as contemplated by the Merger Agreement; (iii) the holders of issued and outstanding equity of CompoSecure will receive a combination of cash consideration, certain newly-issued membership units of CompoSecure (each, a “CompoSecure Unit”) and shares of newly-issued Class B Common Stock of the Company (the “Class B Common Stock”), which will have no economic value, but will entitle the holder to one vote per issued share and will be issued on a one-for-one basis for each CompoSecure Unit retained by the holder following the Merger; (iv) the holders of outstanding options to purchase CompoSecure equity will receive a combination of cash consideration and options to purchase shares of Class A Common Stock of the Company (the “Class A Common Stock”), and (v) the Company will acquire certain newly-issued membership units of CompoSecure. The Second A&R LLCA, together with an Exchange Agreement to be entered into at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), will provide the holders of CompoSecure Units the right to exchange the CompoSecure Units, together with the cancellation of an equal number of shares of Class B Common Stock, for Class A Common Stock, subject to certain restrictions set forth therein.

Following the Closing, the combined company will be organized in an “Up-C” structure and the Company will control CompoSecure as the managing member of CompoSecure in accordance with the terms of the Second A&R LLCA. Upon the Closing, it is anticipated that the Company will change its name to “CompoSecure, Inc.”

The aggregate consideration to be paid to the holders of CompoSecure equity pursuant to the Merger Agreement is based on an equity value of CompoSecure of approximately $853 million and will consist of:

(i) an amount of cash equal to (A) the amount of cash in the Company’s trust account established for the purpose of holding the net proceeds from its initial public offering and concurrent private placement of warrants (currently $236.2 million), net of any amounts paid to the Company’s shareholders that exercise their redemption rights in connection with the Merger (the “Remaining Trust Cash”), plus (B) the proceeds of the sale of $130 million of CompoSecure’s senior exchangeable notes and the sale of $45 million of the Company’s Class A Common Stock, each in private placements to be consummated at the Closing (together, the “PIPE Investments”, as described below), minus (C) certain transaction expenses; plus

(ii) equity consideration valued at $10.00 per share in respect of the remaining portion of CompoSecure’s enterprise value after deducting the cash consideration in clause (i); plus

(iii) the Earnout Consideration (as defined below), if payable.

In addition to the consideration to be paid at Closing as described in (i) and (ii) above, CompoSecure equity holders will have the right to receive an aggregate of up to 7.5 million additional (i) shares of Class A Common Stock or (ii) CompoSecure Units (and a corresponding number of shares of Class B Common Stock), as applicable, in earn-out consideration based on the achievement of certain stock price thresholds (collectively, the “Earnout Consideration”).

Concurrent with Closing, the Company will enter into a tax receivable agreement (the “Tax Receivable Agreement”) with CompoSecure and holders of interests in CompoSecure. Pursuant to the Tax Receivable Agreement, the Company will be required to pay to participating holders of interests in CompoSecure 90% of the amount of savings, if any, in U.S. federal, state and local income tax that the Company actually realizes as a result of the utilization of certain tax attributes. In addition, concurrent with Closing, the Company will enter into a stockholders agreement with certain equityholders of the Company relating to the voting for directors of the Company and containing certain lock-up restrictions, as well as a registration rights agreement that will provide customary registration rights to certain equity holders of the Company.

Representations, Warranties and Covenants

The parties to the Merger Agreement have agreed to customary representations and warranties for transactions of this type. In addition, the parties to the Merger Agreement agreed to be bound by certain customary covenants for transactions of this type, including, among others, covenants with respect to the conduct of CompoSecure, the Company and their respective subsidiaries during the period between execution of the Merger Agreement and the Closing. The representations, warranties, agreements and covenants of the parties set forth in the Merger Agreement will terminate at the Closing, except for those covenants and agreements that, by their terms, contemplate performance after the Closing. Each of the parties to the Merger Agreement has agreed to use its reasonable best efforts to consummate the Merger.

Conditions to Closing

Under the Merger Agreement, the obligations of the parties to consummate the Merger are subject to the satisfaction or waiver of certain customary closing conditions, including, without limitation: (i) the approval and adoption of the Merger Agreement and transactions contemplated thereby by the requisite vote of the Company’s stockholders (the “Company Stockholder Approval”) and CompoSecure’s equity holders (the “CompoSecure Member Approval”); (ii) the shares of Class A Company Common Stock will have been approved for listing on Nasdaq, subject to official notice of issuance; (iii) the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “HSR Act”); (iv) the PIPE Investments will have been consummated immediately prior to the Merger; (v) after giving effect to the transactions contemplated by the Merger Agreement, the Company will have net tangible assets of at least $5,000,001; (vi) the Remaining Trust Cash plus the amount of the PIPE Investments, minus $50 million of transaction expenses shall not be less than $210 million; (vii) each Ancillary Agreement will been executed and delivered; (viii) the net indebtedness of CompoSecure (generally, indebtedness minus cash) will be no greater than $250 million; (ix) the amount of cash on hand at CompoSecure shall not be less than $5 million; and (x) the absence of a Company material adverse effect or a Material Adverse Effect with respect to CompoSecure.

Termination

The Merger Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including without limitation, (i) by mutual written consent of the Company and CompoSecure; (ii) by either the Company or CompoSecure if (a) the Closing has not occurred on or before December 31, 2021, which date may be extended to no later than January 31, 2022 if the expiration or termination of the applicable waiting period under the HSR Act remains pending, (b) if a Governmental Authority shall have enacted, issued, promulgated, enforced or entered any Law which permanently restrains, enjoins or otherwise prohibits the transaction, and (c) if the Company Stockholders’ Meeting (as defined in the Merger Agreement) has been held and the Company Stockholder Approval is not obtained; (iii) by the Company if neither it nor Merger Sub are in material breach of their obligations under the Merger Agreement and if (a) at any time any of the representations and warranties of CompoSecure become untrue or inaccurate or (b) there has been a breach on the part of CompoSecure of any of its covenants or agreements contained in the Merger Agreement, neither of which are cured and in either case such that such breach would have a material adverse effect; (iv) by CompoSecure if CompoSecure is not in material breach of its obligations under the Merger Agreement and if (a) at any time any of the representations and warranties of the Company and Merger Sub become untrue or inaccurate or (b) there has been a breach on the part of the Company or Merger Sub of any of its covenants or agreements contained in the Merger Agreement, neither of which are cured and in either case such that such breach would have a material adverse effect; or (vi) by the Company, if CompoSecure does not deliver written consent of the CompoSecure equity holders in accordance with the Merger Agreement on or prior to the applicable deadline.

Voting Agreement

In connection with the execution of the Merger Agreement, certain stockholders of the Company (the “Company Stockholders”) and certain equity holders of CompoSecure (the “CompoSecure Holders”) entered into a voting agreement with the Company and CompoSecure (the “Voting Agreement”), which is included herewith as Annex H.

Under the Voting Agreement, each Company Stockholder and CompoSecure Holder agreed to vote or cause to be voted their respective equity interests for and against certain matters, including to vote in favor of the Merger Agreement and the transactions related thereto and against any competing proposals or any matters that would reasonably be expected to impede the timely consummation of the Merger.

Expense Cap and Waiver Agreement

In connection with the execution of the Merger Agreement, the Company and Roman DBDR Tech Sponsor LLC, a Delaware limited liability company (the “Sponsor”), entered into an expense cap and waiver agreement (the “Expense Cap and Waiver Agreement”). Under the terms of the Expense Cap and Waiver Agreement, Sponsor agreed that to the extent the Company’s transaction expenses exceed $35 million, then Sponsor shall, at Closing, either (i) pay any such amount in excess of $35 million to the Company in cash, or (ii) irrevocably forfeit and surrender to the Company such number of shares of Class B Common Stock held by the Sponsor that would, in the aggregate, have a value equal to such amount in excess of $35 million. In addition, the Sponsor agreed to waive any adjustment to the initial conversion ratio of the Company’s current Class B Common Stock in the Company’s certificate of incorporation resulting from the Merger.

Common Stock Subscription Agreements

In connection with the Merger, the Company entered into subscription agreements (the “Common Stock Subscription Agreements”), each dated April 19, 2021, with certain institutional investors (the “Investors”), pursuant to which the Company agreed to sell to the Investors, in private placements to close immediately prior to the closing of the Merger, an aggregate of 4,500,000 shares of Class A Common Stock (together, the “Subscriptions”) for a purchase price of $10.00 per share, or an aggregate purchase price of $45 million. The obligations of each party to consummate the Subscriptions are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Merger Agreement.

Exchangeable Note Subscription Agreements

In connection with the Merger, CompoSecure entered into subscription agreements (the “Note Subscription Agreements”), each dated April 19, 2021 with certain institutional investors (the “Note Investors”), pursuant to which CompoSecure agreed to sell to the Note Investors, in private placements to close immediately prior to the closing of the Merger, an aggregate of $130 million of senior exchangeable notes (the “Notes”), which will bear interest at a rate of 7.00% per annum, payable semi-annually, and which will be exchangeable for shares of Class A Common Stock at a conversion price of $11.50 per share in accordance with the terms thereof. The obligations of each party to consummate the Note Subscriptions are conditioned upon, among other things, the entry into an indenture consistent with the terms set forth in the Note Subscription Agreement, customary closing conditions and the consummation of the transactions contemplated by the Merger Agreement.